Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	72 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C000223010_0_LG_BBIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
C000223010_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000223010_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,146
C000223010_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,415
C000223010_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,581
C000223010_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,855
C000223010_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,439
C000223010_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® U.S. Equity Central Fund
C000223010_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000223010_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,447
C000223010_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,332
C000223010_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,706
C000223010_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,617
C000223010_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,969
C000223010_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)
C000223010_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000223010_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,399
C000223010_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,554
C000223010_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,777
C000223010_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,979
C000223010_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,650
C000223010_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000223010_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000223010_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,100
C000223010_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,709
C000223010_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,003
C000223010_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,442
C000223010_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 20,087